Provision for judicial liabilities - Roll-forward and changes in the provision for probable losses, net of judicial deposits (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 BRL (R$) item	Dec. 31, 2024 BRL (R$) item
Probable losses
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	R$ 3,105,168,000	R$ 3,112,877,000
Payments	(164,996,000)	(156,097,000)
Reversal	(185,208,000)	(129,252,000)
Additions	123,510,000	239,750,000
Monetary adjustment	53,066,000	37,890,000
Provision Balance	2,931,540,000	3,105,168,000
Judicial deposits	(113,277,000)	(178,418,000)
Balance provision at the end for the period	2,818,263,000	2,926,750,000
Probable losses | Taxes and social security (1)
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	407,964,000	468,839,000
Payments	(71,660,000)	(60,081,000)
Reversal	(53,512,000)	(9,540,000)
Additions	5,498,000	4,689,000
Monetary adjustment	15,926,000	4,057,000
Provision Balance	304,216,000	407,964,000
Judicial deposits	(3,653,000)	(66,746,000)
Balance provision at the end for the period	300,563,000	341,218,000
Probable losses | Labor
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	353,926,000	349,058,000
Payments	(85,489,000)	(89,221,000)
Reversal	(57,176,000)	(89,941,000)
Additions	104,951,000	162,456,000
Monetary adjustment	20,887,000	21,574,000
Provision Balance	337,099,000	353,926,000
Judicial deposits	(91,177,000)	(91,596,000)
Balance provision at the end for the period	245,922,000	262,330,000
Probable losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	215,553,000	139,435,000
Payments	(7,847,000)	(6,795,000)
Reversal	(54,442,000)	(1,951,000)
Additions	13,061,000	72,605,000
Monetary adjustment	16,253,000	12,259,000
Provision Balance	182,578,000	215,553,000
Judicial deposits	(18,447,000)	(20,076,000)
Balance provision at the end for the period	164,131,000	195,477,000
Probable losses | Classes of contingent liabilities [domain]
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	2,127,725,000	2,155,545,000
Payments
Reversal	(20,078,000)	(27,820,000)
Additions
Monetary adjustment
Provision Balance	2,107,647,000	2,127,725,000
Balance provision at the end for the period	R$ 2,107,647,000	R$ 2,127,725,000
Possible losses and remote losses | Taxes and social security (1)
Disclosure of other provisions [line items]
Number of Administrative Proceedings and Lawsuits | item	56	58
Possible losses and remote losses | Labor
Disclosure of other provisions [line items]
Number of Lawsuits | item	1,172	1,178
Possible losses and remote losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Number of Lawsuits | item	71	97
Possible losses and remote losses | Civil, environment and real estate | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss	R$ 132,808,000	R$ 197,141
Possible losses and remote losses | Tax contingent liability [member] | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss	R$ 1,974,839,000	R$ 2,448,564